FINANCIAL RISK MANAGEMENT ACTIVITIES - Credit Risk Exposure (Details) - Credit risk	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents | AAA to A- Rating
Disclosure of detailed information about financial instruments [line items]
Risk exposure %	83.00%	82.00%	81.00%
Cash and cash equivalents | BBB To B- Rating
Disclosure of detailed information about financial instruments [line items]
Risk exposure %	14.00%	12.00%	11.00%
Cash and cash equivalents | CCC+ And Below Rating
Disclosure of detailed information about financial instruments [line items]
Risk exposure %	3.00%	6.00%	8.00%
Cash restricted for use | AAA to A- Rating
Disclosure of detailed information about financial instruments [line items]
Risk exposure %	0.00%	16.00%	14.00%
Cash restricted for use | BBB To B- Rating
Disclosure of detailed information about financial instruments [line items]
Risk exposure %	100.00%	84.00%	86.00%